SHARE-BASED PAYMENTS - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bonus Share Plan, Cash settled
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding (in shares)	0	12,295	33,046
Awards vested, deemed settled (in shares)	12,295	20,751	15,209
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	5 years